Revenue, Other Income and Gains - Summary of Analysis of Revenue (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue
Licensing of intellectual property	$ 35,172	$ 50,000
Collaboration revenue	170,369	39,236
Other revenue	138	136
Total revenue	$ 205,679	$ 89,372